Maximum amount of exposure to credit risk by type of collateral of held financial instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	₩ 170,639,881	₩ 159,586,797
Guarantee
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	16,052,589	17,539,924
Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,327,197	1,259,337
Property and equipment
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,341,344	1,314,910
Real estate
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	143,401,316	133,312,928
Securities
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	3,477,442	3,565,660
Others
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	5,039,993	2,594,038
12-month expected credit losses
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	150,785,399	140,904,620
12-month expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	12,232,197	13,608,254
12-month expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,058,353	1,016,391
12-month expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	1,021,002	1,051,573
12-month expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	128,098,318	119,174,347
12-month expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	3,340,337	3,460,263
12-month expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	5,035,192	2,593,792
Lifetime expected credit losses
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	19,404,094	18,318,248
Lifetime expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	3,756,006	3,870,047
Lifetime expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	266,407	241,567
Lifetime expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	307,502	244,571
Lifetime expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	14,932,637	13,856,638
Lifetime expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	137,105	105,397
Lifetime expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	4,437	28
Impaired
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	450,388	363,929
Impaired | Guarantee
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	64,386	61,623
Impaired | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	2,437	1,379
Impaired | Property and equipment
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	12,840	18,766
Impaired | Real estate
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	370,361	281,943
Impaired | Securities
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	0	0
Impaired | Others
Maximum amount of exposure to credit risk by type of collateral of held financial instruments [Line Items]
Maximum exposure to credit risk	₩ 364	₩ 218